Segment Reporting - Elimination (Details)	6 Months Ended
	Jun. 30, 2018 USD ($) customer	Jun. 30, 2017 USD ($) customer
Revenue from External Customers
Revenue from external customers	$ 102,189,000	$ 126,584,000
Number of customers accounted for more than 10% of revenue | customer	1	0
Intersegment elimination | Consumer Health | PRC
Revenue from External Customers
Revenue from external customers	$ 0	$ 708,000